JPMORGAN TRUST II

277 PARK AVENUE

NEW YORK, NEW YORK 10172

July 3, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust II (the “Trust”), on behalf of the

Funds listed in Appendix A (the “Funds”)

File Nos. 2-95973 and 811-4236

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses for Class A, Class C, Class I and Class T Shares, and statements of additional information for the Funds listed on Appendix A do not differ from the prospectuses and statements of information contained in the Post-Effective Amendment No. 296 (Amendment No. 297 under the Investment Company Act of 1940) filed electronically on June 21, 2019.

Please contact the undersigned at (212) 623-4557 if you have any questions concerning this filing.

Very truly yours,

/s/ Keri E. Riemer
Keri E. Riemer Assistant Secretary

Appendix A

JPMorgan Municipal Bond Funds

JPMorgan Municipal Income Fund

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Tax Free Bond Fund